Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is jointly controlled by (20.99%) Priortech Ltd. (“Priortech”), an Israeli corporation listed on the Tel-Aviv Stock Exchange and (17.06%) Chroma Ate Inc. (“Chroma”). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
In September 2025, the Company closed an offering of $500,000 aggregate principal amount of 0% Convertible Senior Notes due 2030 (“2030 Convertible Notes”) in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, which included the full exercise of underwriters’ option to purchase an additional $75,000 of 2030 Convertible Notes, raising $486,271 net of underwriting discounts and commissions and other offering expenses.  See Note 12.

C.
In September 2025, the Company repurchased $167,067 of the $200,000 aggregate principal of the 0% Convertible Senior Notes issued in November 2021 (“2026 Convertible Notes”). The amount paid was $266,951. The net loss, including additional related expenses, was recorded as Other Expenses after Operating Profit in the Consolidated Statement of Income.

D.
In October 2023, the Company completed the acquisition of 100% of the shares of FRT GmbH ("FRT"), a German-based company. FRT is a leading supplier of high-precision metrology solutions for the Advanced Packaging and Silicon Carbide markets.